CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Cumulative-effect adjustment Accumulated deficit CNY (¥)	Cumulative-effect adjustment CNY (¥)	Ordinary shares TECHWOLF LIMITED CNY (¥) shares	Ordinary shares IPO CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury shares Consolidated VIE shares	Treasury shares CNY (¥) shares	Additional paid-in capital TECHWOLF LIMITED CNY (¥)	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	TECHWOLF LIMITED CNY (¥)	Consolidated VIE CNY (¥)	IPO CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2019 | shares					100,080,000
Balance at Dec. 31, 2019					¥ 62						¥ 19,152	¥ (1,680,150)				¥ (1,660,936)
Net loss/income												(941,895)		¥ (303,061)		(941,895)
Foreign currency translation adjustments											(149,539)					(149,539)
Share-based compensation										¥ 124,105						124,105
Accretion on convertible redeemable preferred shares to redemption value										(283,981)						(283,981)
Issuance of ordinary shares, Shares | shares					4,122,853	3,657,853
Issuance of ordinary shares, Value					¥ 3					78,995						¥ 78,998
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Shares | shares			24,780,971
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Value			¥ 16					¥ 533,115					¥ 533,131
Exercise of share-based awards, Shares | shares																5,597,960	5,597,960
Balance (in shares) at Dec. 31, 2020 | shares					128,983,824		3,657,853
Balance at Dec. 31, 2020					¥ 81					452,234	(130,387)	(2,622,045)				¥ (2,300,117)
Net loss/income												(1,071,074)		551,133		(1,071,074)
Foreign currency translation adjustments											(127,378)					(127,378)
Share-based compensation										417,284						417,284
Accretion on convertible redeemable preferred shares to redemption value										(164,065)						(164,065)
Repurchase and cancellation of ordinary shares, Shares | shares					(1,181,339)
Repurchase and cancellation of ordinary shares, Value					¥ (1)					(42,263)						(42,264)
Issuance of ordinary shares, Shares | shares				110,400,000
Issuance of ordinary shares, Value				¥ 70					¥ 6,406,802						¥ 6,406,872
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Shares | shares			24,745,531
Issuance of Class B ordinary shares to TECHWOLF LIMITED, Value			¥ 16					¥ 1,506,346					¥ 1,506,362
Exercise of share-based awards					¥ 35					193,740						¥ 193,775
Exercise of share-based awards, Shares | shares					54,385,484		(10,346,053)									54,385,484	54,385,484
Conversion of convertible redeemable preferred shares, Shares | shares					551,352,134
Conversion of convertible redeemable preferred shares, Value					¥ 353					5,854,308						¥ 5,854,661
Issuance of ordinary shares for share award plan | shares							27,786,070
Balance (in shares) at Dec. 31, 2021 | shares					868,685,634		21,097,870
Balance at Dec. 31, 2021					¥ 554					14,624,386	(257,765)	(3,693,119)				10,674,056
Net loss/income												107,245		¥ 117,298		107,245	$ 15,548
Foreign currency translation adjustments											952,949					952,949	$ 138,165
Share-based compensation										692,204						692,204
Exercise of share-based awards					¥ 10					133,799						¥ 133,809
Exercise of share-based awards, Shares | shares					14,372,840		(14,372,840)									12,413,256	12,413,256
Issuance of ordinary shares for share award plan | shares							370,000
Repurchase of ordinary shares							¥ (918,894)									¥ (918,894)
Repurchase of ordinary shares (in shares) | shares					(17,645,098)		17,645,098
Balance (in shares) at Dec. 31, 2022 | shares					865,413,376		24,740,128
Balance at Dec. 31, 2022	¥ (606)	¥ (606)			¥ 564		¥ (918,894)			¥ 15,450,389	¥ 695,184	¥ (3,586,480)				¥ 11,640,763	$ 1,687,753